UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06350

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments September 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (63.5%)
	ABAG Finance Authority for Nonprofit Corporations,
$6,540	Elder Care Alliance of San Francisco Ser 2006 A	7.80%	10/07/08	$6,540,000
12,750	Eskaton Village-Placerville Ser 2007	8.00	10/07/08	12,750,000
12,235	Eskaton Village-Roseville Ser 2006	8.00	10/07/08	12,235,000
3,100	The Thacher School Ser 2004	8.60	10/07/08	3,100,000
5,495	Alameda County Joint Powers Authority, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (FSA Insd)	6.70	10/07/08	5,495,000
10,000	Antelope Valley-East Kern Water Agency, Ser 2008 A-2 COPs	8.00	10/07/08	10,000,000
8,750	Austin Trust, California Public Works Board Ser 2008 A Custody Receipts Ser 2008-1065	8.00	10/07/08	8,750,000
	Austin Trust, Irvine Unified School District No 07-1,
22,695	Ser 2007 A Custody Receipts Ser 2007-314	4.30	10/07/08	22,695,000
10,000	Ser 2007 B Custody Receipts Ser 2007-315	4.75	10/07/08	10,000,000
	Austin Trust, Los Angeles Unified School District,
13,000	Election 2005 Ser E Custody Receipts Ser 2008-1049 (FSA Insd)	5.34	10/07/08	13,000,000
6,410	Ser 2007 A-1 Custody Receipts Ser 2008-1069 (FSA Insd)	6.22	10/07/08	6,410,000
4,000	Ser 2007 A-1 Custody Receipts Ser 2008-1070 (MBIA Insd)	6.28	10/07/08	4,000,000
5,075	Ser 2007 A-1 Custody Receipts Ser 2008	8.00	10/07/08	5,075,000
5,525	Austin Trust, Metropolitan Water District of Southern California Ser 2007 A Custody Receipts Ser 2008-1062	5.57	10/07/08	5,525,000
3,865	Austin Trust, San Bernardino Community College District Election 2002 Ser C Ser 2008-1072 (FSA Insd)	6.38	10/07/08	3,865,000
18,730	Bakersfield, Wastewater Ser 2007 B (FSA Insd)	8.25	10/07/08	18,730,000
	Bay Area Toll Authority,
10,000	San Francisco Bay Area Toll Bridge Ser A	7.70	10/07/08	10,000,000
17,000	San Francisco Bay Area Toll Bridge Ser 2001&2004 B	7.62	10/07/08	17,000,000
20,000	San Francisco Bay Area Toll Bridge Ser A1&A2	7.80	10/07/08	20,000,000
10,000	San Francisco Bay Area Toll Bridge Ser D2	7.75	10/07/08	10,000,000
19,630	San Francisco Bay Area Toll Bridge Ser G-1	7.00	10/07/08	19,630,000
	California,
52,100	Ser 2003 B-2	6.75	10/07/08	52,100,000
1,660	Ser 2005 Eagle #20060062 Class A (BHAC)	7.00	10/07/08	1,660,000
28,485	Ser 2005 B Subser B-2	7.25	10/07/08	28,485,000
3,960	Ser 2007 PUTTERs Ser 2571 (FSA Insd)	4.58	10/07/08	3,960,000
17,000	Ser 2007 ROCs II-R Ser 11402 (AGC Insd)	5.69	10/07/08	17,000,000
	California Department of Water Resources,
30,260	Power Supply Ser 2002 C Subser C-10	8.80	10/07/08	30,260,000
10,000	Power Supply Ser 2002 C Subser C-16	7.10	10/07/08	10,000,000
6,000	Power Supply Ser 2002 C Subser C-18	7.00	10/07/08	6,000,000
48,740	California Economic Recovery Ser 2004 C-11	7.25	10/07/08	48,740,000
	California Educational Facilities Authority,
62,500	California Institute of Technology Ser 1994 & 2006 Ser A	6.75	10/07/08	62,500,000
10,000	Institute of Technology Ser 1994	7.00	10/07/08	10,000,000
5,465	California Lutheran University Ser 2004 A	7.50	10/07/08	5,465,000

	California Health Facilities Financing Authority,
52,240	Kaiser Permanente Ser 2006 C	8.50	10/07/08	52,240,000
8,450	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	7.00	10/07/08	8,450,000
8,800	Scripps Health Ser 2008 C	7.65	10/07/08	8,800,000
4,100	Scripps Health Ser 2008 F	7.62	10/07/08	4,100,000
41,500	Stanford Hospital Ser 2008 B-2	7.00	10/07/08	41,500,000
	California Infrastructure & Economic Development Bank,
5,750	Le Lycee Francais de Los Angeles Ser 2006	3.75	10/07/08	5,750,000
2,000	Orange County Performing Arts Center Ser 2008 A	5.45	10/01/08	2,000,000
3,700	SRI International Ser 2003 A	7.00	10/07/08	3,700,000
8,915	California Public Works Board, University of California Regents Ser 2007 A PUTTERs Ser 2826 (FSA Insd)	5.25	10/07/08	8,915,000
	California Statewide Communities Development Authority,
20,700	American Baptist Homes of the West Ser 2006	7.69	10/07/08	20,700,000
5,490	Chabad of California Ser 2004	7.69	10/07/08	5,490,000
17,000	Front Porch Communities & Services Ser 2007 B	7.81	10/07/08	17,000,000
9,300	John Muir Health Ser 2008 A	3.95	10/01/08	9,300,000
11,300	Kaiser Permanente Ser 2003 B	7.69	10/07/08	11,300,000
10,400	Kaiser Permanente Ser 2004 J	1.95	10/07/08	10,400,000
7,800	Kaiser Permanente Ser 2004 L	7.69	10/07/08	7,800,000
24,500	Kaiser Permanente Ser 2008 C	1.95	05/28/09	24,500,000
1,385	The Master’s College Ser 2002	7.69	05/28/09	1,385,000
10,900	University of San Diego Ser 2005	8.12	10/07/08	10,900,000
1,400	University Retirement Community at Davis Ser 2008	4.00	10/01/08	1,400,000
8,825	Calleguas-Las Virgenes Public Financing Authority, Municipal Water District Ser 2008 A	8.00	10/07/08	8,825,000
21,000	Desert Community College District, Ser 2007 C ROCs II-R Ser 12229 (FSA Insd)	8.34	10/07/08	21,000,000
	East Bay Municipal Utility District,
10,000	Wastewater Sub Refg Ser 2008 A	8.00	10/07/08	10,000,000
6,860	Wastewater Sub Refg Ser 2008 B-1	7.68	10/07/08	6,860,000
33,760	Water System Sub Refg Ser 2008 B-1	8.75	10/07/08	33,760,000
49,150	Water System Sub Refg Ser 2008 B-2	8.75	10/07/08	49,150,000
7,450	Water System Sub Refg Ser 2008 C-1	7.60	10/07/08	7,450,000
12,415	Water System Sub Refg Ser 2008 C-2	8.75	10/07/08	12,415,000
4,980	Water System Sub Refg Ser 2008 C-3	8.00	10/07/08	4,980,000
11,935	Water System Sub Refg Ser 2008 C-4	7.67	10/07/08	11,935,000
10,600	Eastern Municipal Water District, Water & Sewer Ser 2008 B COPs (FGIC Insd)	8.25	10/07/08	10,600,000
7,190	Grossmont-Cuyamaca Community College District, Ser 2008 ROCs II-R Ser 3083 (AGC Insd)	4.07	10/07/08	7,190,000
17,700	Hillsborough, Water & Sewer System Ser 2003 A & 2006 A COPs	7.75	10/07/08	17,700,000
5,009	Irvine Asessment District No. 04-20, CA, Improvement Bond Act 1915 Ser 2005 A	4.75	10/01/08	5,009,000
8,900	Irvine Asessment District No. 04-20, CA, Improvement Bond Act 1915	4.75	10/01/08	8,900,000
5,840	Irvine Public Facilities & Infrastructure Authority, CA, Capital Improvement Ser 1985 COP’s	7.73	10/07/08	5,840,000
	Los Angeles,
10,000	Single Family Mortgage 2004 Ser A (AMT)	9.55	10/07/08	10,000,000
12,600	Wastewater System Sub Ser 2008 A	7.73	10/07/08	12,600,000
13,325	Los Angeles Community Redevelopment Agency, Bunker Hill Ser 2004 A PUTTERs Ser 2910Z (FSA Insd)	6.45	10/07/08	13,325,000
12,550	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	7.85	10/07/08	12,550,000
6,000	Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax Ser 2004-A ROCs II-R Ser 12037 (MBIA Insd)	7.85	10/07/08	6,000,000

	Los Angeles Department of Water & Power,
3,400	Power System 2001 Ser B Subser B-1	6.00	10/07/08	3,400,000
8,000	Power System 2002 Ser A5	7.70	10/07/08	8,000,000
22,700	Power System, Ser 2006 A-2 ROCs RR-II-R12098 (FSA Insd)	4.53	10/07/08	22,700,000
10,200	Water System 2001 Ser B Subser B-1	7.70	10/07/08	10,200,000
7,450	Los Rios Community College District, Election 2002 Ser C PUTTERs Ser 2972 (FSA Insd)	5.55	10/07/08	7,450,000
22,685	MACON Trust Tustin Unified School District Community Facilities District No 07-1 Ser 2007 Variable Ser 2007-336	5.00	10/07/08	22,685,000
	Metropolitan Water District of Southern California,
84,955	Water 2008 Ser A-2	7.60	10/07/08	84,955,000
10,400	Waterworks 1999 Ser B	6.00	10/07/08	10,400,000
39,600	Waterworks 1999 Ser C	7.00	10/07/08	39,600,000
4,100	Waterworks 2002 Ser A	7.72	10/07/08	4,100,000
3,855	Waterworks 2006 Ser A-1	6.90	10/07/08	3,855,000
105	Modesto, Water Ser 2008 A COPs (AGC Insd)	7.05	10/07/08	105,000
13,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	8.00	10/07/08	13,300,000
21,000	Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 C	7.65	10/07/08	21,000,000
11,100	Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 F	7.65	10/07/08	11,100,000
52,880	Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2	7.75	10/07/08	52,880,000
17,200	Orange County Water District, Ser 2008 A COPs	7.64	10/07/08	17,200,000
35,500	Pasadena, Ser 2008 COPs	7.05	10/07/08	35,500,000
2,540	Pasadena Public Financing Authority, Rose Bowl Ser 2006	8.50	10/01/08	2,540,000
3,595	Peralta Community College District, Election 2006 Ser B PUTTERs Ser 2682 (FSA Insd)	5.08	10/07/08	3,595,000
9,500	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	7.00	10/07/08	9,500,000
5,970	Puttable Floating Option Tax-Exempts Receipts, California Ser 2003 P-FLOATs PT - 4211	4.47	10/07/08	5,970,000
3,500	Rancho Water District Financing Authority, Ser 2008 B	7.50	10/07/08	3,500,000
520	Rescue Union School District, Ser 2001 COPs (FSA Insd)	8.52	10/07/08	520,000
	Riverside,
4,495	Electric Ser 2008 D PUTTERs Ser 2892 (FSA Insd)	4.62	10/07/08	4,495,000
	Sacramento County Sanitation Districts Financing Authority,
13,650	Ser 2007 B Municipal Securities Trust Receipts Ser 2008 SGC-47 Class A	2.49	10/07/08	13,650,000
4,800	Ser 2007 B Municipal Securities Trust Receipts Ser 2008 SGC-48 Class A	2.49	10/07/08	4,800,000
5,000	Sub Lien Ser 2008 E	7.70	10/07/08	5,000,000
4,845	Sacramento County, Administration Center & Courthouse Ser 1990 COPs	6.50	10/07/08	4,845,000
5,500	San Bernardino County Flood Control District, Judgement Ser 2008	5.25	10/07/08	5,500,000
9,100	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	5.49	10/07/08	9,100,000
	San Diego County Regional Transportation Commission,
26,500	Sales Tax 2008 Ser A	6.50	10/07/08	26,500,000
41,100	Sales Tax 2008 Ser B	4.75	10/07/08	41,100,000
4,400	Sales Tax 2008 Ser C	7.90	10/07/08	4,400,000
10,870	San Diego Redevelopment Agency, Centre City Tax Allocation Ser 2001 PUTTERs Ser 2985 (FSA Insd)	5.41	10/07/08	10,870,000
5,000	San Francisco City & County Finance Corporation, Moscone Center Ser 2008-2	4.90	10/07/08	5,000,000
	San Francisco City & County Redevelopment Agency,
21,000	Bayside Village Multifamily Ser 1985 A	5.55	10/07/08	21,000,000
13,400	Multifamily Mercy Terrace Ser 2005 A	7.85	10/07/08	13,400,000

	San Jose Financing Authority,
3,000	Civic Center Ser 2008 A		4.75	10/07/08	3,000,000
12,005	Lease Ser 2002 ROCs II-R Ser 11566 (BHAC)		4.93	10/07/08	12,005,000
2,690	San Jose Redevelopment Agency, CA, Merged Area 1996 Ser B		7.10	10/07/08	2,690,000
17,335	San Mateo County Transit District, CA, Ser 2005 A Eagle #20060079 Class A (BHAC)		8.13	10/07/08	17,335,000
10,500	Santa Clara, Multifamily The Grove Garden Apartments Ser 1997 A		7.85	10/07/08	10,500,000
1,050	Santa Clara County-El Camino Hospital District Hospital Facilities Authority, Valley Medical Center 1985 Ser A		7.50	10/07/08	1,050,000
11,675	Santa Clara Valley Transportation Authority, Sales Tax Ser 2008 C		7.72	10/07/08	11,675,000
5,860	Sequoia Union High School District, Ser 2005 B PUTTERs Ser 2905Z (FSA Insd)		6.89	10/07/08	5,860,000
5,050	Snowline Joint Unified School District, Ser 2005 COPs (FSA Insd)		8.45	10/07/08	5,050,000
18,900	Southern California Public Power Authority, Transmission Refg Ser 2001 A (FSA Insd)		8.50	10/07/08	18,900,000
5,545	Sweetwater Union High School District, Election 2006 Ser 2008 A PUTTERs Ser 2684 (FSA Insd)		5.10	10/07/08	5,545,000
8,000	Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992		8.00	10/07/08	8,000,000
6,540	Turlock Irrigation District, Ser 1988 A		7.80	10/07/08	6,540,000
19,400	University of California Regents, Ser 2007 D ROCS RR II R-12000 (FSA Insd)		4.66	10/07/08	19,400,000
5,015	West Contra Costa Unified School District, Ser 2003 B PUTTERs Ser 2932Z (FSA Insd)		5.72	10/07/08	5,015,000
10,925	West Hills Community College District, Ser 2008 COPs		8.00	10/07/08	10,925,000
1,300	Whittier, Whittier College Ser 2004		8.60	10/07/08	1,300,000
	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $1,741,194,000)				1,741,194,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	California Tax-Exempt Commercial Paper (9.3%)
4,900	California, Ser 1996	1.85	10/14/08	1.85	4,900,000
25,000	California, Ser 1996	1.45	10/07/08	1.45	25,000,000
29,000	Los Angeles Department of Airports, Los Angeles International Airport Ser A	1.62	10/08/08	1.62	29,000,000
31,218	Riverside County, Teeter Obligation Ser B	1.50	11/13/08	1.50	31,218,000
5,000	San Diego County Water Authority, Ser 1	1.45	10/09/08	1.45	5,000,000
20,000	San Diego County Water Authority, Ser 1	1.50	02/10/09	1.50	20,000,000
38,000	San Diego County Water Authority, Ser 3	1.50	10/08/08	1.50	38,000,000
19,000	San Diego County Water Authority, Ser 3	1.55	10/08/08	1.55	19,000,000
14,650	San Francisco County Transportation Authority, 2004 Ser B	1.52	10/09/08	1.52	14,650,000
38,000	San Joaquin County Transportation Authority, Sales Tax Ser 1997	1.50	12/09/08	1.50	38,000,000
29,360	University of California Regents, Ser A	1.50	10/15/08	1.50	29,360,000
	Total California Tax-Exempt Commercial Paper (Cost $254,128,000)				254,128,000

	California Tax-Exempt Short-Term Municipal Notes and Bonds (7.4%)
40,000	California School Cash Reserve Program Authority, 2008-2009 Ser A COPs TRANs, dtd 07/01/08 (WI)	3.00	07/06/09	1.65	40,406,030
56,000	Fresno County, Ser 2008 TRANs, dtd 07/01/08 (WI)	3.00	06/30/09	1.63	56,562,412
7,500	Imperial Community College District, Ser 2007 A TRANs, dtd 08/29/08	3.00	06/30/09	3.18	7,576,313
60,000	Los Angeles County, 2008-2009 Ser A TRANs, dtd 07/01/08 (WI)	3.00	06/30/09	1.58	60,625,002
37,000	Los Angeles Unified School District, Ser 2007 A TRANs, dtd 12/11/07	4.00	12/29/08	3.67	37,072,291
	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $202,242,048)				202,242,048

NUMBER OF
SHARES (000)
	Investment Company (c) (11.0%)
302,950	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class (Cost $302,950,000)		302,950,000

	Total Investments (Cost $2,500,514,048) (d)	91.2%	2,500,514,048

	Other Assets in Excess Liabilities	8.8	241,767,489

	Net Assets	100.0%	$2,742,281,537

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
WI	Security purchased on a when-issed basis.
(a)	Rate shown is the rate in effect at September 30, 2008.
(b)	Date on which the principal amount can be recovered through demand.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class.

(d)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Active Assets California Tax-Free Trust

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$2,500,514,048	$302,950,000	$2,197,564,048	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008

3